Deferred income (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of deferred Income
	30 June 2026	31 December 2025
	€’000	€’000
Contract liabilities - engineering services (BrightHy)	1,065	321
Total deferred income	1,065	321